Equity	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Equity
18.	Equity

(a)	Capital stock -

As of December 31, 2021 and 2020, share capital is represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one Sol per share. As from December 31, 2021 from the total outstanding common shares; 34,252,841 are listed in the New York Stock Exchange and 389,615,608 in the Lima Stock Exchange. As of December 31, 2020, 31,728,741 common shares were listed in the New York Stock Exchange and 392,139,708 in the Lima Stock Exchange.

(b)	Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings or the appointment of directors. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)	maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)	increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)	participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)	redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2021 and 2020, the Company has 40,278,894 investment shares subscribed and fully paid, with a nominal value of one sol per share.

(c)	Treasury shares -

As of December 31, 2021 and 2020, the Company maintains 36,040,497 investment shares held in treasury amounting to S/121,258,000.

(d)	Additional paid-in capital -

As of December 31, 2021 and 2020, the additional capital amounts to S/432,779,000 and arises mainly as a result of the excess of total proceeds obtained versus par value in the issuance of 111,484,000 common shares and 928,000 investment shares corresponding to a public offering of American Depositary Shares (ADS) registered with the New York Stock Exchange and Lima Stock Exchange on 2012.

(e)	Legal reserve -

Provisions of the General Corporation Law require that a minimum of 10 per cent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20 per cent of the capital. This legal reserve can offset losses or can be capitalized, and in both cases, there is the obligation to replenish it.

(f)	Other accumulated comprehensive results -

This reserve records fair value changes on available-for-sale financial assets and the unrealized results on cash flow hedge.

(g)	Distributions made and proposed –

	2021	2020	2019
Approval date by Board of Directors	April 29, 2021	November 16, 2020	November 18, 2019
Declared dividends per share to be paid in cash S/.	0.790000	0.23000	0.36000
Declared dividends S/(000):	338,204	98,465	154,119

As of December 31, 2021 and 2020, dividends payable amount to S/9,550,000 and S/7,686,000, respectively, see note 14. During year 2019, in order to comply with Peruvian law requirements S/280,000, respectively corresponding to dividends payable aged greater than ten years were transferred from “Dividends payable” caption to “Legal reserve” caption in the consolidated statement of changes in equity.